CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES
NOTE 12	-	CONTINGENT LIABILITIES

A.	Claims

1.
On June 24, 2010 the Brazilian Internal Revenue Service issued a tax assessment that claimed the payment, at the time of filing the tax assessment, of R$5,567,032 (approximately US$ 3,120,000 at the time) including interest and penalties, following the offsetting on October 1, 2005 of an amount of approximately US$ 2.1 million of a receivable held by Ituran Beheer BV, a Dutch legal entity held by us, against accumulated losses of our subsidiary Ituran Sistemas de Monitamento Ltda, which originated from a technology transfer agreement executed by and between Ituran Brazil and OGM Investments B.V. (also a Dutch company held by us). The decision of the administrative court of the first level was unfavorable to us and therefore we have filed an appeal to the Administrative Court of Appeals in São Paulo. In October 2013, we were notified that the Administrative Court of Appeal has partially accepted our administrative defense in order to reduce the percentage of penalty imposed on us. Subsequently, Ituran Brazil filed a Special Appeal to the Superior Court of Tax Appeals, an administrative venue.  The Special Appeal lodged by Ituran Brazil was not accepted by the Superior Court of Tax Appeals. Ituran Brazil challenged the tax assessment before a Federal Court of Law by our special appeal, which was rejected on January 18th, 2016, and terminated the administrative venue.  On March 15, 2016, we have taken the dispute to Judiciary venue, and filed a lawsuit in order to challenge the administrative decision. On July 2016 the federal government filed its defense, and on September 2016 we filed counterarguments and request for the drafting of an accounting report to be made by a court-appointed expert. On April 3, 2017 the judge analyzed our request and granted the accounting report by a court – appointed expert. The expert filed his report and we are currently waiting for the first level Judiciary venue. Based on the legal opinion of the subsidiary’s Brazilian legal counsel we believe that such claim is without merit (therefore, the Company has not made any provision in its consolidated financial statements in respect to this claim), as the assessment is based on wrong assumption, since offsetting proceedings did not have any tax effect and the chances of our success are more likely than not. As of December 2018, the aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) is estimated at R$12.3 million (approximately US$ 3.18 million).

2.
On January 12, 2016, Brazilian Federal Communication Agency – Anatel issued an additional tax assessment for FUST contribution (contribution on telecommunication services) levied on the monitoring services rendered by us regarding the year of 2012 which amounts on December 2018 to R$ 3,388,290 (approximately US$ 874,000) including interest and penalties. This amount added up to the previous FUST tax assessments for the years 2007 and 2008 which was issued on October 20, 2011, and including interest and penalties, on December 2018 amounts to R$ 5,094,959 (approximately US$ 1,315,000), to FUST tax assessment for the year 2010 which including interest and penalties, on December 2018 amounts to R$ 3,545,193 (approximately US$915,000) and to FUST tax assessment for the year 2011 (and January 2012) which including interest and penalties, on December 2018 amounts to R$ 3,529,073 (approximately US$ 911,000). Due to the such last tax assessment, on December 2018, the aggregate amount claimed by Anatel increased to approximately R$ 15.56 million (approximately US$ 4.02 million). The reason Anatel demand the payment of FUST from us is the fact that in order to provide monitoring services we need to operate telecommunication equipment in a given radio frequency. We hold a telecommunication license from Anatel (for information on our licenses see item 4B. "Information on the company" – "Business overview" under the caption "Regulatory Environment").

The authorities have construed that we render telecommunication services and FUST should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary's Brazilian legal counsel we believe that such claim is without merit (therefore, the Company has not made any provision in its consolidated financial statements in respect to this claim), the interpretation of the legislation is mistaken, given that we don't render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of our success are more likely than not. We have filed our defense for the years 2007 and 2008 on December 2011. Our Defense for the year 2010 was filed on November 2014, our defense for the year 2011 (and January 2012) was filed on February 2016 and our Defense for the year 2012 was filed on February 2016. We are currently awaiting the Lower Court decisions on all the aforementioned FUST claims.

As the FUST are levied at a fixed rate on the gross revenues, the company accounted for such matter in accordance with the provisions of ASC Topic 450-20 contingencies - loss contingencies.

3.
On November 22, 2016, Brazilian Federal Communication Agency - Anatel – issued an additional tax assessment for FUNTELL contribution (contribution to Fund for the Technological Development of Telecommunication) levied on the monitoring services rendered by us regarding the year of 2012 which on December 2018 amounts to R$ 1,410,615 (approximately US$ 364,000) including interest and penalties. This amount added up to the previous FUNTELL tax assessments for the year 2007, which was issued on July 13, 2011, and including interest and penalties, on December 2018 amounts to R$ 953,971 (approximately US$ 246,000), to FUNTELL tax assessment for the year 2008 which including interest and penalties, on December 2018 amounts to R$ 938,442 (approximately US$ 242,000),to FUNTELL tax assessment for the year 2010 which including interest and penalties, on December 2018 amounts to R$ 1,316,771 (approximately US$ 340,000) and 2011 which on December 2018 amounts to R$ 1,310,806 (approximately US$ 338,000) including interest and penalties. Due to the such last tax assessment, on December 2018 the aggregate amount claimed by Anatel increased to approximately R$ 5.93 million (approximately US$ 1.53 million). The reason Anatel demands the payment of FUNTELL from us is the fact that in order to provide monitoring services we need to operate telecommunication equipment in a given radio frequency. We hold a telecommunication license from Anatel (for information on our licenses see item 4B. "Information on the company" – "Business overview" under the caption "Regulatory Environment"). The authorities have construed that we render telecommunication services and FUNTELL should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary's Brazilian legal counsel we believe that such claim is without merit (therefore, the Company has not made any provision in its consolidated financial statements in respect to this claim), the interpretation of the legislation is mistaken, given that we don't render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of our success are more likely than not.

We have filed our defenses as follows: for the year 2007 on July 2011, for the year 2008 on June 2011, for the year 2010 on December 2014, for the year 2011 on October 2015, and for the year 2012 on November 2016. On March 27, 2018 the Administrative published a decision which rejected our defense for year 2011 and on April 25, 2018 we filed an appeal. We are currently awaiting the Administrative decisions on all the aforementioned FUNTELL claims.

As the FUNTELL are levied at a fixed rate on the gross revenues, the company accounted for such matter in accordance with the provisions of ASC Topic 450-20 contingencies - loss contingencies.

4.
On July 13, 2015 we received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, by one plaintiff who is a subscriber of the Company, alleging that the Company, which was declared a monopoly under the Israeli Antitrust Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles. In addition, the plaintiff claims that the Company offers to customers who are not required by insurance companies to install location and recovery systems in their vehicles, a discounted warrantee service to their location and recovery systems. The plaintiff claims in addition to the above, that such actions raise additional causes of action against the Company such as negotiations without good faith, executing contract without good faith, breach of contract, unjust enrichment, breach of consumer protection laws, tort laws, and breach of statutory duty. The lawsuit is yet to be approved as a class action. The total amount claimed if the lawsuit is approved as a class action was estimated by the plaintiff to be approximately NIS 300 million (approximately US$ 80 million). Our defense against the approval of the class action lawsuit was filed on January 3, 2016. The plaintiff has responded to our defense on February 29, 2016. A class action lawsuit based on similar claims, against the Company, which was filed on form 6-K on March 22, 2011, was dismissed by the court on the request of both parties, on March 5, 2012 for a small compensation to the plaintiff and his attorneys, in a total amount of NIS 30,000 (approximately US$ 7,900). Such dismissal of a similar class action lawsuit may have a positive effect on the Company's defense against the current lawsuit. Based on an opinion of its legal counsels, at this preliminary stage, the Company is unable to assess the lawsuit's chances of success (therefore, the Company has not made any provision in its consolidated financial statements in respect to this claim), however based on the documents of the claim, the Company has good defense arguments in respect of claims made by the plaintiff and that the chances that the lawsuit will not be approved as a class action lawsuit are higher than it will be approved. While we cannot predict the outcome of this case, if we are not successful in defending our claim, we could be subject to significant costs, adversely affecting our results of operations.

5.
On July 19, 2018 we received two class action lawsuits that were filed against the Company, alleging that the Company violated the Protection of Privacy Law, 5741 – 1981 and the Protection of Privacy Regulations (Data Security) 5777-2017. The plaintiffs request that the lawsuits will be approved as a class action and allege that The Company did not secure customer information properly, as required by the law, and that the lack of information security procedures allowed hacking into the company's website, which caused to exposure of customers sensitive personal information. The lawsuits are yet to be approved as a class action lawsuit. The total amount claimed if the lawsuits are to be approved as a class action were estimated by the plaintiffs to be approximately NIS 600 million (approximately US$ 160 million) Our defense against the approval of the class action lawsuits was filed on December 13, 2018.

Based on an opinion of our legal counsels, and at this preliminary stage, the Company has good defense arguments in respect of claims made by the plaintiffs and the chances that the lawsuits will not be approved as a class action lawsuit are significantly higher than it will be approved (therefore, the Company has not made any provision in its consolidated financial statements in respect to this claim). While we cannot predict the outcome of these cases, if we are not successful in defending these claims, we could be subject to significant costs, adversely affecting our results of operations.

6.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in this Note above) that are material, to the consolidated financial statements as a whole.

B.
The Company was declared a monopoly under the Israeli Antitrust Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Antitrust Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

C.	Commitments

As of December 31, 2018, minimum future rentals under operating leases of buildings and base station sites for periods were as follows: 2019 – US$ 6.1 million, 2020 – US$ 3.2 million, 2021 – US$ 1.5 million, 2022 – US$ 1.0 million and 2023 – US$ 1.0 million, 2024 and thereafter – US$ 2.1 million.

The leasing fees expensed in each of the years ended December 31, 2018, 2017 and 2016, were US$ 3.1 million, US$ 3.2 million and US$ 2.6 million, respectively.